Income Taxes - Disclosure of Income Tax Expense (Recovery) Differences (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Corporate tax rate	25.00%	25.00%
Deferred tax recovery due to Argentinian tax reform	$ (13)	$ (156)
Argentina tax authority [member]
Disclosure Of Income Taxes [line items]
Corporate tax rate	30.00%	35.00%
Dividends distribution tax, percentage	5.00%
Deferred tax recovery due to Argentinian tax reform		$ 156
Within 1 Year [member] | Argentina tax authority [member]
Disclosure Of Income Taxes [line items]
Corporate tax rate	30.00%
Dividends distribution tax, percentage	5.00%
Later than one year [member] | Argentina tax authority [member]
Disclosure Of Income Taxes [line items]
Corporate tax rate	25.00%
Dividends distribution tax, percentage	10.00%